Shareholders’ Deficit	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders’ Deficit

Note 13. Shareholders’ Deficit

Preferred Stock

Authorized: 500,000,000 shares of voting preferred stock with a par value of $0.001. As of both December 31, 2023 and 2022, the Company had 9,780,976 shares of preferred stock issued and outstanding, respectively.

Common Stock

Authorized: 1,000,000,000 shares of voting common stock with a par value of $0.001. As of December 31, 2023 and 2022, the Company had 268,040,179 and 182,934,483 shares of common stock outstanding, respectively.

During the year ended December 31, 2023, the Company engaged in the following equity events:

Sale of Common Stock and Subscriptions

From January 1, 2023 through March 31, 2023, the Company issued 375,000 shares of the Company’s common stock to investors for an aggregate purchase price of $37,500.

From January 1, 2023 through March 31, 2023, the Company sold 13,674,000 shares of the Company’s common stock to investors for an aggregate purchase price of $310,700, which were all issued in the second quarter of 2023.

From April 1, 2023 through June 30, 2023, the Company sold 8,940,000 shares of the Company’s common stock to investors for an aggregate purchase price of $194,300, of which 2,550,000 shares and 6,420,000 shares were issued in the third and fourth quarter of 2023, respectively.

From July 1, 2023 through September 30, 2023, the Company sold 23,791,000 shares of the Company’s common stock to investors for an aggregate purchase price of $807,800, of which 2,750,000 shares were issued during the third quarter of 2023 and the remaining 21,041,000 shares were issued during the fourth quarter of 2023

In October and November 2023, the Company sold 15,400,000 shares of common stock for $770,000.

Shares issued pursuant to ELOC

On January 26, 2022 the Company entered into a two-year equity line of credit (“ELOC”) with an investor to provide up to $5 million.

In the first quarter of 2023, the Company issued an additional 5,310,988 shares of the Company's common stock pursuant to the ELOC for an aggregate purchase price of $196,000.

Shares issued upon conversion of convertible debt

In the second quarter of 2023, the holder of our convertible debt elected to convert $93,000 in principal, $4,142 in accrued interest and $1,400 in other fees into 4,753,178 shares of common stock.

In the third quarter of 2023, the holder of our convertible debt elected to convert $35,000 in principal, $1,948 in accrued interest and $900 in other fees into 2,162,770 shares of common stock.

In the fourth quarter of 2023, the holder of our convertible debt elected to convert $50,000 in principal, $3,682 in accrued interest and $900 in other fees into 3,496,616 shares of common stock.

 Return of shares in settlement litigation

EAWD vs Packard and Co-Defendant Nick Norwood – Case number 18-031011 CA-01 Miami-Dade County Circuit Court. The Company is demanding the proof of payment for shares issued in 2008. The parties have entered into a settlement agreement whereby the Company agreed to pay the defendants $120,000 in return for the defendants’ surrender of an aggregate 266,634 shares of the Company’s common stock.

Shares issued for accrued salary

On January 18, 2023, the Company issued an aggregate 6,250,000 shares of common stock to Gary Rodney at a per share price of $0.02 in full satisfaction of all accrued but unpaid amounts payable for services as interim chief financial officer pursuant to his consulting agreement by and between InfoQuest Technology, Inc. and the Company dated June 2, 2021. The Company recognized a loss of $196,159 related to the settlement that is included on the accompanying consolidated condensed statement of operations and comprehensive loss.

On January 18, 2023, the Company issued an aggregate 702,523 shares of common stock to Ralph Hofmeier the Company’s Chief Technology Officer and Chairman of the Board at a per share price of $0.05 in full satisfaction of all accrued but unpaid amounts payable pursuant to his employment agreement by and between Ralph Hofmeier and the Company dated August 4, 2022. The Company recognized a loss of $2,109 related to the settlement that is included in other income (expense) on the accompanying consolidated condensed statement of operations and comprehensive loss.

Shares issued for services

On October 6, 2023, the Company issued 56,975 shares of the Company’s common stock to a vendor for services valued at $5,000.

On November 11, 2023, the Company issued 459,279 shares of the Company’s common stock to a vendor for services valued at $15,000.

During the year ended December 31, 2022, the Company engaged in the following equity events:

•	36,443,736 common shares issued for $36,444 for the sale of shares,
•	500,000 common shares were issued for $500 for a commitment fee,
•	1,574,546 common shares issued for $1,574 in marketing and consulting,
•	540,716 common shares were issued for $541 to convertible note holders in satisfaction of their notes, and
•	34,842 common shares were issued for $35 to pay interest and fees.